Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 13, 2012
Document And Entity Information
Entity Registrant Name	Puravita Corporation
Entity Central Index Key	0001515620
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		8,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011